Derivative Financial Instruments, Derivative Financial Instruments Contracted (Details) $ in Thousands, € in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 GBP (£)
Derivative Financial Instruments [Abstract]
Weighted average interest rate	5.80%	5.60%	5.00%
Assets [Abstract]
Fair value				$ 10,668,460						$ 1,446,034
Liabilities [Abstract]
Fair value				(22,185,709)						(17,896,379)
XCS US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount	$ 2,700	$ 150
Fair value				8,538,837						56,426
Liabilities [Abstract]
Notional amount	2,190	3,140
Fair value				(4,076,647)						(5,147,566)
XCS Mexican Peso - US Dollar [Member]
Liabilities [Abstract]
Notional amount				8,094,000						0
Fair value				(254,549)						0
XCS US Dollar - Euro [Member]
Assets [Abstract]
Notional amount	800	800
Fair value				582,620						257,278
Liabilities [Abstract]
Notional amount	150	150
Fair value				(158,661)						(276,227)
XCS Yen - US Dollar [Member]
Assets [Abstract]
Notional amount | ¥					¥ 0						¥ 6,500
Fair value				0						34,720
Liabilities [Abstract]
Notional amount | ¥					¥ 13,000						¥ 6,500
Fair value				(493,179)						(270,825)
XCS Pound Sterling - Euro [Member]
Liabilities [Abstract]
Notional amount | £									£ 640					£ 640
Fair value				(1,259,750)						(1,586,633)
XCS Pound Sterling - US Dollar [Member]
Liabilities [Abstract]
Notional amount | £									£ 1,560					£ 1,560
Fair value				(11,184,561)						(8,069,567)
XCS Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €						€ 0						€ 152
Fair value				0						104,070
Liabilities [Abstract]
Notional amount | €						802						825
Fair value				(2,793,689)						(1,680,315)
XCS US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount	400	0
Fair value				1,529,257						0
Interest Rate Swaps US Dollar - Chilean Peso [Member]
Assets [Abstract]
Notional amount	392
Fair value				5,373
Liabilities [Abstract]
Notional amount	385
Fair value				(19,872)
Interest Rate Swaps Chilean Peso - US Dollar [Member]
Assets [Abstract]
Notional amount							$ 306,554
Fair value				12,372
Liabilities [Abstract]
Notional amount							$ 384,948
Fair value				(12,613)
Forwards US Dollar - Mexican Peso [Member]
Assets [Abstract]
Notional amount	0	228
Fair value				0						12,009
Liabilities [Abstract]
Notional amount	$ 0	$ 742
Fair value				0						(311,288)
Forwards Brazilian Real - US Dollar [Member]
Assets [Abstract]
Notional amount | R$								R$ 0					R$ 5,201
Fair value				0						407,878
Liabilities [Abstract]
Notional amount | R$								R$ 6,155					R$ 123
Fair value				(1,401,460)						(459)
Forwards Euro - US Dollar [Member]
Assets [Abstract]
Notional amount | €						0						1,390
Fair value				0						573,653
Liabilities [Abstract]
Notional amount | €						1,036						435
Fair value				(530,728)						(160,448)
Forwards Euro - Mexican Peso [Member]
Liabilities [Abstract]
Notional amount | €						0						50
Fair value				0						(16,267)
Call Option [Member]
Liabilities [Abstract]
Notional amount | €						€ 0						€ 2,020
Fair value				$ 0						$ (376,784)